Share capital - Rio Tinto Limited - Summary of share capital (Parenthetical) (Detail) - Rio Tinto Limited - $ / shares	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Ordinary shares purchased and cancelled	41,198,134	0	0	41,200,000
Price per purchased share	$ 69.69
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Disclosure of classes of share capital [line items]
Number of shares bought back	41,200,000